Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2018	Mar. 31, 2018	Jan. 31, 2018
Officers [Member]
Statement Line Items [Line Items]
Number of share options granted			825,000
Fair value in the grant date (thousands of USD)			$ 162
Range of share price (USD)			$ 0.63
Range of exercise price (USD)			$ 1.59
Expected dividend yield
Officers [Member] | Minimum [Member]
Statement Line Items [Line Items]
Range of expected share price volatility			55.01%
Range of estimated life (years)			4 years 2 months 30 days
Range of weighted average of risk-free interest rate			0.56%
Officers [Member] | Maximum [Member]
Statement Line Items [Line Items]
Range of expected share price volatility			64.66%
Range of estimated life (years)			7 years
Range of weighted average of risk-free interest rate			1.24%
Employees [Member]
Statement Line Items [Line Items]
Number of share options granted		30,000
Fair value in the grant date (thousands of USD)		$ 6
Range of share price (USD)		$ 0.44
Range of exercise price (USD)		$ 0.43
Expected dividend yield
Employees [Member] | Minimum [Member]
Statement Line Items [Line Items]
Range of expected share price volatility		55.78%
Range of estimated life (years)		4 years 5 months 20 days
Range of weighted average of risk-free interest rate		0.78%
Employees [Member] | Maximum [Member]
Statement Line Items [Line Items]
Range of expected share price volatility		64.98%
Range of estimated life (years)		6 years 5 months 20 days
Range of weighted average of risk-free interest rate		1.32%
Employees, Officers, Consultants [Member]
Statement Line Items [Line Items]
Number of share options granted	653,000
Fair value in the grant date (thousands of USD)	$ 81
Range of share price (USD)	$ 0.28
Expected dividend yield
Employees, Officers, Consultants [Member] | Minimum [Member]
Statement Line Items [Line Items]
Range of exercise price (USD)	$ 0.28
Range of expected share price volatility	53.25%
Range of estimated life (years)	3 years
Range of weighted average of risk-free interest rate	0.59%
Employees, Officers, Consultants [Member] | Maximum [Member]
Statement Line Items [Line Items]
Range of exercise price (USD)	$ 0.31
Range of expected share price volatility	54.57%
Range of estimated life (years)	6 years 11 months 23 days
Range of weighted average of risk-free interest rate	1.57%